Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities (Tables), Fair value of financial assets and liabilities [Text Block]

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2019

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	92	92			92
Equity instruments	7	7	7
Other financial assets	37	37		31	6
Financial assets carried at FVTPL	136	136	7	31	98
Debt instruments	28	28		27	-
Equity instruments	45	45	8		37
Current financial assets	-	-
Receivables - current	77	77			77
Financial assets carried at FVTOCI	150	150	8	27	114
Derivative financial instruments	39	39		39
Financial assets carried at fair value	324	324	15	97	212

Carried at (amortized) cost:
Cash and cash equivalents	1,425
Loans and receivables:
Current loans receivables	1
Other non-current loans and receivables	40
Receivables - current	4,476
Receivables - non-current	178
Financial assets carried at (amortized) cost	6,121
Total financial assets	6,445

Financial liabilities
Carried at fair value:
Contingent consideration	(354)	(354)			(354)
Financial liabilities carried at FVTP&L	(354)	(354)			(354)
Derivative financial instruments	(191)	(191)		(191)
Financial liabilities carried at fair value	(544)	(544)		(191)	(354)

Carried at (amortized) cost:
Accounts payable	(2,089)
Interest accrual	(38)
Debt (Corporate bonds and leases)	(4,943)	(5,500)	(4,119)	(1,381)
Debt (excluding corporate bonds and leases)	(504)
Financial liabilities carried at (amortized) cost	(7,574)
Total financial liabilities	(8,118)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2018

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	69	69			69
Equity instruments	20	20	20
Other financial assets	27	27		22	5
Financial assets carried at FVTPL	116	116	20	22	74
Debt instruments	26	26		26	-
Equity instruments	172	172	22	1	149
Current financial assets2)	435	435	434		-
Receivables - current	32	32			32
Financial assets carried at FVTOCI	664	664	457	27	181
Derivative financial instruments	36	36		36
Financial assets carried at fair value	817	817	476	85	255

Carried at (amortized) cost:
Cash and cash equivalents	1,688
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	46
Receivables - current	4,004
Receivables - non-current	162
Financial assets carried at (amortized) cost	5,902
Total financial assets	6,718

Financial liabilities
Carried at fair value:
Contingent consideration	(409)	(409)			(409)
Financial liabilities carried at FVTP&L	(409)	(409)			(409)
Derivative financial instruments	(290)	(290)		(290)
Financial liabilities carried at fair value	(699)	(699)		(290)	(409)

Carried at (amortized) cost:
Accounts payable	(2,303)
Interest accrual	(36)
Debt (Corporate bonds and finance leases)	(3,621)	(3,906)	(3,576)	(330)
Debt (excluding corporate bonds and finance leases)	(1,200)
Financial liabilities carried at (amortized) cost	(7,159)
Total financial liabilities	(7,858)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.
2)The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.

Fair value of financial assets and liabilities (Tables), Reconciliation of Level 3 fair value measurements [Text Block]

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

2019

	Financial assets	Financial liabilities
Balance at January 1, 2019	255	409
Acquisitions		6
Purchase	54
Sales	(24)
Utilizations		(44)
Recognized in profit and loss:
- other business income		(35)
- financial income and expenses	2	14
Recognized in other comprehensive income1)	(120)	4
Receivables held to collect and sell	46
Balance at December 31, 2019	212	354
1)Includes translation differences

Fair value of financial assets and liabilities (Tables), Reconciliation of the fair value hierarchy [Text Block]

Philips Group

Reconciliation of the fair value hierarchy

in millions of EUR

2018

	Financial assets	Financial liabilities
Balance as of December 31, 2017	372	66
IFRS 9 adjustment1)	47
Balance at January 1, 2018	420	66
Assumed in a business combination		370
Purchase	30
Sales	(35)
Utilizations		(48)
Recognized in profit and loss:
- other business income		5
- financial income and expenses	-	12
Recognized in other comprehensive income2)	(145)	5
Receivables held to collect and sell	(15)
Balance at December 31, 2018	255	409
1)IFRS 9 adjustments relates to Receivables-current carried at FVTOCI. For further information refer to Significant accounting policies note.
2)Includes translation differences

Fair value of financial assets and liabilities (Tables), Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2018 - 2019

	2018	2019
Derivatives
Gross amounts of recognized financial assets	36	39
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	36	39

Related amounts not offset in the balance sheet
Financial instruments	(25)	(33)
Cash collateral received

Net amount	12	6

Fair value of financial assets and liabilities (Tables), Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2018 - 2019

	2018	2019
Derivatives
Gross amounts of recognized financial liabilities	(290)	(191)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(290)	(191)

Related amounts not offset in the balance sheet
Financial instruments	25	33
Cash collateral received

Net amount	(265)	(158)